United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4018

                      (Investment Company Act File Number)


                           Federated High Yield Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/06
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------







Item 1.           Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
May 31, 2005 (unaudited)
    Foreign
    Currency Par
    Amount or
    Principal                                                                                                 Value in
    Amount                                                                                                  U.S. Dollars
                          Corporate Bonds--94.5%
                          Aerospace / Defense--1.6%
    975,000               Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011                   $      1,029,844
    550,000               Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                                           596,750
    775,000       (3)     Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                       542
    350,000       (1,2)   K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                              351,750
    400,000       (1,2)   K&F Industries, Inc., Sr. Note, 11.50%, 2/1/2015                                     424,000
    1,000,000             L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                           992,500
    850,000               L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                  824,500
    425,000       (1,2)   Standard Aero Holdings, Inc., Sr. Sub. Note, 8.25%, 9/1/2014                         447,313
    600,000               TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011                                    627,000
                          Total                                                                               5,294,199
                          Automotive--3.3%
    1,075,000             Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                          811,625
    1,175,000             Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                  981,125
    1,225,000             General Motors Acceptance Corp., 6.875%, 9/15/2011                                  1,069,621
    425,000               General Motors Acceptance Corp., 8.00%, 11/1/2031                                    356,387
    2,100,000             General Motors Corp., Bond, Series EMTN, 8.375%, 7/5/2033                           1,941,346
    950,000               Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                    859,750
    625,000       (1,2,4) Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015                        356,250
    1,050,000             Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                               1,065,750
    275,000               TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                    298,375
    1,174,000             TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                              1,291,400
    1,125,000             Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                         1,091,250
    1,200,000             United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                           1,140,000
                          Total                                                                              11,262,879
                          Building Materials--3.4%
    1,125,000     (4)     AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014                               669,375
    700,000               Associated Materials, Inc., Company Guarantee, 9.75%, 4/15/2012                      724,500
    1,125,000     (1,2)   Builders Firstsource, Inc., Sr. Secd. Note, 7.51813%, 2/15/2012                     1,096,875
    975,000               Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%,
                          2/15/2010                                                                           1,028,625
    975,000               ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                          1,001,578
    1,100,000             Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011                          1,237,500
    475,000       (1,2)   Goodman Global Holdings, Inc., Floating Rate Note, 5.76%, 6/15/2012                  456,000
    925,000       (1,2)   Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                     837,125
    750,000               Legrand SA, Sr. Note, 10.50%, 2/15/2013                                              847,500
    375,000               Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                        378,750
    2,200,000     (4)     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                             1,441,000
    1,200,000     (1,2,4) Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                            546,000
    550,000               Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                495,000
    350,000               Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                            278,250
    525,000               U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                 488,250
                          Total                                                                              11,526,328
                          Chemicals--5.8%
    675,000       (1,2)   Aventine Renewable Energy Holdings, Inc., Sr. Secd. Note, 9.01%,
                          12/15/2011                                                                           617,625
    1,125,000     (1,2)   Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                         1,141,875
    850,000               Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011                       930,750
    1,525,000     (4)     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%,
                          12/15/2012                                                                          1,342,000
    1,793,000     (1,2,4) Crystal US Holdings, Sr. Disc. Note, 0/10.50%, 10/1/2014                            1,219,240
    894,000               Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                               1,007,985
    1,250,000             Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                  1,362,500
    475,000               FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009                                         537,937
    825,000       (1,2)   Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010                 944,625
    1,159,000             Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                        1,208,257
    1,225,000     (1,2)   Invista, Unit, 9.25%, 5/1/2012                                                      1,338,313
    700,000               Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                    749,000
    1,900,000             Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                            2,028,250
    1,000,000             Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009                             1,040,000
    149,000       (4)     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                         106,535
    1,375,000             Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                        1,443,750
    550,000       (1,2)   PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                                            533,500
    1,000,000             Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                                      870,000
    575,000       (1,2)   Rockwood Specialties Group, Inc., Sr. Sub. Note, Series 144A, 7.625%,
                          11/15/2014                                                                           696,953
    425,000               Union Carbide Corp., Deb., 7.50%, 6/1/2025                                           457,105
    175,000               Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                      193,256
                          Total                                                                              19,769,456
                          Construction Machinery--1.4%
    1,850,000     (1,2)   Case New Holland, Sr. Note, 9.25%, 8/1/2011                                         1,961,000
    5,525,000     (3)     Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                             0
    300,000               Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010                            322,500
    625,000               NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                            673,437
    675,000       (1,2)   NationsRent, Inc., Sr. Note, 9.50%, 5/1/2015                                         668,250
    1,000,000             United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012                                     988,750
                          Total                                                                               4,613,937
                          Consumer Products--4.3%
    1,075,000     (1,2,4) AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                         693,375
    950,000               Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                      1,011,750
    450,000               American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                           452,250
    1,250,000             Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                            1,003,125
    550,000       (1,2)   Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                            552,750
    850,000       (3)     Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                    12,240
    1,450,000     (3)     Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                              7,685
    2,700,000     (4)     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                           1,822,500
    875,000               Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                   842,187
    200,000               K2, Inc., Sr. Note, 7.375%, 7/1/2014                                                 209,000
    725,000               Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                               735,875
    1,300,000             Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                         1,368,250
    1,850,000     (1,2)   Rayovac Corp., Sr. Sub. Note, 7.375%, 2/1/2015                                      1,813,000
    1,025,000             Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                 1,042,938
    1,275,000     (1,2,4) Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014                                    567,375
    400,000               Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014                                        354,000
    705,000               Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                       786,075
    825,000               True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                           750,750
    480,000               WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                          513,600
                          Total                                                                              14,538,725
                          Energy--1.7%
    1,775,000             Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009                                 1,903,687
    450,000               Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%,
                          6/1/2011                                                                             472,500
    925,000               Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%,
                          5/1/2009                                                                             955,063
    500,000               Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                              490,000
    400,000               Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                              416,000
    1,500,000             Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012                                   1,612,500
                          Total                                                                               5,849,750
                          Entertainment--2.5%
    150,000               AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                              136,500
    1,700,000             AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                            1,700,000
    375,000               Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                         399,375
    2,625,000     (4)     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                  1,857,187
    900,000               Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                         913,500
    1,525,000     (1,2)   Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014                  1,486,875
    1,575,000             Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                1,787,625
    275,000               Universal City Florida Holding Co., Sr. Note, 8.375%, 5/1/2010                       284,625
                          Total                                                                               8,565,687
                          Environmental--1.1%
    2,500,000             Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%,
                          4/1/2008                                                                            2,625,000
    925,000       (1,2)   Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                              1,022,125
                          Total                                                                               3,647,125
                          Financial Institutions--0.3%
    1,025,000     (1,2)   American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013               1,009,625
                          Food & Beverage--5.8%
    2,125,000     (4)     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                           1,487,500
    544,000               Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008                          565,760
    1,000,000             American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010                  1,072,500
    675,000               B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                 702,000
    1,000,000             Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012                        1,042,500
    1,150,000     (1,2)   Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                    1,152,875
    1,175,000             Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010                                1,198,500
    625,000               Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009                                          665,625
    750,000               Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                            633,750
    1,025,000             Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                               1,053,187
    900,000               National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011                          868,500
    1,150,000             Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                1,164,375
    925,000               Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                             1,029,062
    1,450,000     (1,2,4) Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                          1,044,000
    950,000               Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011                              1,067,420
    2,225,000             Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                      2,436,375
    625,000               Swift & Co., Sr. Note, 10.125%, 10/1/2009                                            682,813
    600,000               Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010                                         675,000
    1,175,000     (4)     UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012                               945,875
                          Total                                                                              19,487,617
                          Gaming--3.7%
    575,000       (1,2)   155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                              559,187
    950,000               Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                  1,035,500
    350,000               Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                350,875
    1,000,000             Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012                    1,085,000
    1,200,000             MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                             1,161,000
    1,000,000             MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                1,090,000
    275,000               Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                             261,250
    475,000               Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010                       495,187
    2,000,000             Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                              2,205,000
    900,000               Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                     999,000
    950,000               Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                    1,084,188
    800,000               Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010                     862,000
    775,000               Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                     780,813
    650,000               Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011                      698,750
                          Total                                                                              12,667,750
                          Healthcare--6.3%
    450,000       (1,2)   AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                 472,500
    1,700,000             AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                1,725,500
    1,100,000             Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013                            1,342,440
    525,000       (1,2)   Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                        517,125
    2,950,000     (1,2,4) CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                            1,460,250
    375,000               Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012                           386,250
    400,000               Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                           420,000
    400,000       (1,2)   DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015                                        404,000
    275,000               Fisher Scientific International, Inc., Sr. Sub. Note, 6.75%, 8/15/2014               286,687
    1,650,000             Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013               1,798,500
    1,125,000             HCA Inc., Note, 8.75%, 9/1/2010                                                     1,283,037
    725,000               HCA Inc., Sr. Note, 6.375%, 1/15/2015                                                742,591
    1,250,000             HCA Inc., Sr. Note, 6.75%, 7/15/2013                                                1,313,565
    1,225,000             HCA Inc., Sr. Note, 7.50%, 11/6/2033                                                1,291,003
    525,000               Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009                 493,500
    1,125,000             Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                1,198,125
    1,200,000     (1,2)   National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012                             1,248,000
    525,000       (1,2)   Rural/Metro Operating Co. LLC, Sr. Sub. Note, 9.875%, 3/15/2015                      496,125
    825,000               Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012                891,000
    750,000               Tenet Healthcare Corp., Note, 9.875%, 7/1/2014                                       810,000
    800,000       (1,2)   Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015                                    828,000
    425,000               VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                             401,625
    575,000               Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                         623,875
    400,000               Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                       400,000
    425,000       (1,2)   Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                         435,625
                          Total                                                                              21,269,323
                          Industrial - Other--5.6%
    1,175,000             ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                  1,104,500
    1,000,000             Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                                         975,000
    350,000       (1,2)   American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                         337,750
    1,200,000     (1,2)   Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                               1,290,000
    1,475,000             Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                         1,629,875
    825,000       (1,2)   Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012                                     721,875
    525,000               Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                 549,937
    1,000,000             Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                              1,015,000
    920,000               Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011                            1,016,600
    1,000,000     (1,2)   Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                             945,000
    1,025,000             Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                1,081,375
    775,000               NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012                                         821,500
    2,117,000     (1,2)   Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                     2,307,530
    184           (1,2)   Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013                                         188
    900,000               Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                 963,000
    1,250,000             Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                               1,343,750
    1,175,000             Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                    1,098,625
    1,025,000             Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                       1,035,250
    550,000               Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                            552,750
                          Total                                                                              18,789,505
                          Lodging--2.1%
    750,000       (1,2)   Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                               723,750
    1,500,000     (1,2)   Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                1,578,750
    269,000               HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008                           275,053
    800,000       (1,2)   Host Marriott LP, 6.375%, 3/15/2015                                                  786,000
    550,000               Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                              594,000
    1,125,000             Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010                            1,243,125
    1,950,000             Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007                   2,042,625
                          Total                                                                               7,243,303
                          Media - Cable--2.6%
    1,950,000             CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                    2,045,063
    750,000       (1,2)   Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012                                792,187
    1,800,000             Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.92%,
                          4/1/2011                                                                            1,318,500
    2,050,000             Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                     2,091,000
    2,175,000     (1,2)   Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                 2,332,688
    300,000               Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                      325,875
                          Total                                                                               8,905,313
                          Media - Non-Cable--9.7%
    1,150,000             Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011            1,216,125
    1,375,000     (4)     Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011                  1,326,875
    675,000       (1,2)   Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                           631,125
    675,000               Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                681,750
    1,025,000             American Media Operations, Inc., Company Guarantee, Series B, 10.25%,
                          5/1/2009                                                                            1,058,312
    525,000               American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011                    538,125
    975,000               CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                       955,500
    325,000               Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014                        331,906
    1,170,000             DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                   1,301,625
    1,486,000             Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012                          1,786,915
    2,134,000             Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                      2,448,765
    1,225,000     (4)     Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                  980,000
    2,250,000             Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011                                     2,283,750
    1,725,000     (4)     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                          1,190,250
    1,000,000     (1,2)   Intelsat Bermuda Ltd., Sr. Note, 7.805%, 1/15/2012                                  1,020,000
    675,000       (1,2)   Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015                                   696,094
    950,000       (4)     NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                            688,750
    475,000               Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                            434,625
    910,000               PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                           994,175
    2,750,000     (1,2,4) PanAmSat Holding Corp., Sr. Disc. Note, 0/10.375%, 11/1/2014                        1,897,500
    1,425,000             Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011                                   1,585,313
    1,500,000     (1,2)   R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                    1,743,750
    850,000       (1,2)   Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                      973,250
    350,000               Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011             348,250
    2,650,000             Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009                                2,597,000
    1,200,000     (1,2)   WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                  1,116,000
    861,000       (4)     Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011                                  843,780
    650,000               Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                                          708,500
    459,485               Ziff Davis Media, Inc., Company Guarantee, Series  , 13.00%, 8/12/2009               506,582
                          Total                                                                              32,884,592
                          Metals & Mining--1.3%
    450,000       (1,2)   Imco Recycling Escrow, Sr. Note, 9.00%, 11/15/2014                                   472,500
    1,250,000             Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                           1,393,750
    925,000       (1,2)   Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                                            911,125
    1,000,000             Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                     1,020,000
    598,000               United States Steel Corp., Sr. Note, 9.75%, 5/15/2010                                656,305
                          Total                                                                               4,453,680
                          Packaging--2.1%
    1,200,000             Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                          1,308,000
    525,000       (1,2)   Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012                                   530,250
    1,000,000             Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                               1,081,250
    800,000               Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010                        644,000
    1,475,000             Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                                    1,548,750
    1,125,000             Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                                    1,181,250
    650,000               Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010                                        523,250
    402,013       (1,2)   Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                     165,629
    325,000               Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010                     217,750
                          Total                                                                               7,200,129
                          Paper--4.1%
    775,000               Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                               761,437
    350,000       (1,2)   Boise Cascade LLC, Sr. Note, 6.01563%, 10/15/2012                                    351,750
    475,000       (1,2)   Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014                                 454,812
    3,800,000             Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013                                   4,322,500
    1,350,000             Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013              1,323,000
    509,743       (1,2)   JSG Holding PLC, Sr. Note, 11.50%, 10/1/2015                                         513,729
    825,000               Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                         814,688
    1,425,000             MDP Acquisitions PLC, 9.625%, 10/1/2012                                             1,400,063
    1,400,000             Mercer International, Inc., 9.25%, 2/15/2013                                        1,169,000
    1,100,000     (1,2)   NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                      1,078,000
    675,000               Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                                     717,188
    1,350,000             Tembec Industries, Inc., 8.50%, 2/1/2011                                            1,039,500
                          Total                                                                              13,945,667
                          Restaurants--0.7%
    275,000               Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010                                      273,625
    650,000       (1,2)   Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013                                       663,000
    400,000               Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011                                       422,000
    925,000       (1,2)   Landry's Seafood Restaurants, Inc., Sr. Note, 7.50%, 12/15/2014                      864,875
                          Total                                                                               2,223,500
                          Retailers--2.9%
    1,200,000             Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                       1,254,000
    1,191,000             FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                          1,149,315
    800,000               General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                            614,000
    1,175,000             Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011                         1,216,125
    1,225,000             Jean Coutu Group (PLC), Inc., Sr. Sub. Note, 8.50%, 8/1/2014                        1,197,437
    242,000               Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012                            249,260
    2,293,000             Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                      2,688,543
    1,275,000             Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011                                    1,319,625
                          Total                                                                               9,688,305
                          Services--1.6%
    325,000               CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010                                364,406
    1,175,000             Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                             1,266,063
    950,000       (1,2)   HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013                       878,750
    625,000       (1,2)   Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013              644,798
    100,000               Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012                               97,500
    1,012,000             SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                                        1,006,940
    875,000               The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009                 993,125
                          Total                                                                               5,251,582
                          Technology--3.0%
    275,000       (1,2)   Activant Solutions, Inc., Floating Rate Note, 9.09%, 4/1/2010                        280,500
    1,125,000             Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011                               1,186,875
    800,000               Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                              708,000
    700,000               Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                           745,500
    475,000       (1,2)   MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                       415,625
    1,000,000             Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009                         1,077,500
    475,000               Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                       509,437
    1,875,000             UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                          2,071,875
    875,000               Unisys Corp., Sr. Note, 6.875%, 3/15/2010                                            861,875
    1,875,000             Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                             2,151,563
                          Total                                                                              10,008,750
                          Textile--0.9%
    275,000               GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                          251,625
    425,000               Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                                454,750
    900,000               Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                     985,500
    1,073,000             William Carter Co., Sr. Sub. Note, Series B, 10.875%, 8/15/2011                     1,180,300
                          Total                                                                               2,872,175
                          Tobacco--0.5%
    1,525,000     (1,2)   Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008                   1,605,062
                          Transportation--0.6%
    850,000               Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                                   344,250
    4,950,000     (3)     AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                        0
    1,600,000             Stena AB, Sr. Note, 9.625%, 12/1/2012                                               1,756,000
    3,125,000     (3)     The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                               0
                          Total                                                                               2,100,250
                          Utility - Electric--3.8%
    1,656,014             Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.05%,
                          12/15/2009                                                                          1,780,215
    725,000               Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011                              841,000
    425,000       (1,2)   FPL Energy National Wind, Note, 6.125%, 3/25/2019                                    417,551
    1,174,000     (1,2)   NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013                                 1,244,440
    125,000               Nevada Power Co., 6.50%, 4/15/2012                                                   128,437
    375,000       (1,2)   Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015                                       371,250
    1,650,000             Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013                           1,860,375
    300,000       (1,2)   Northwestern Corp., Sr. Secd. Note, 5.875%, 11/1/2014                                304,500
    1,850,000             PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                   2,062,750
    1,075,000             Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010                           1,161,000
    825,000               Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013                            903,375
    275,000       (1,2)   TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                         282,562
    1,475,000     (1,2)   Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014                                       1,522,938
                          Total                                                                              12,880,393
                          Utility - Natural Gas--4.4%
    850,000               El Paso Corp., 6.75%, 5/15/2009                                                      830,875
    2,625,000             El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                            2,470,781
    1,950,000             El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                  2,032,875
    1,350,000     (1,2)   Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                 1,296,000
    550,000       (1,2)   Inergy LP, Sr. Note, 6.875%, 12/15/2014                                              517,000
    250,000       (1,2)   MarkWest Energy Partners LP, Sr. Note, 6.875%, 11/1/2014                             240,000
    750,000               Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                              783,750
    800,000               Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                      816,161
    700,000               Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                      815,097
    850,000               Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                    937,857
    925,000               Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                        1,105,375
    2,725,000             Williams Cos., Inc., Note, 7.625%, 7/15/2019                                        3,024,750
                          Total                                                                              14,870,521
                          Wireless Communications--2.1%
    550,000       (4)     Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012                          409,750
    300,000               Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012                                    313,500
    500,000       (1,2)   New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012                            497,500
    2,150,000             Nextel Communications, Inc., Sr. Note, 6.875%, 10/31/2013                           2,295,125
    1,375,000             Rogers Wireless, Inc., 6.375%, 3/1/2014                                             1,375,000
    300,000               Rogers Wireless, Inc., Sr. Secd. Note, 6.135%, 12/15/2010                            314,250
    150,000               Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                             161,250
    125,000               Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                              134,063
    575,000               Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                              614,531
    925,000               US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                 1,017,500
                          Total                                                                               7,132,469
                          Wireline Communications--5.3%
    3,150,000             AT&T Corp., Sr. Note, 9.75%, 11/15/2031                                             4,016,250
    816,000               Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%,
                          8/15/2011                                                                            862,920
    975,000               Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013                           979,875
    725,000               Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014                              721,375
    950,000               Citizens Communications Co., 9.00%, 8/15/2031                                        973,750
    750,000               Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013                              727,500
    1,475,000             MCI, Inc., Sr. Note, 8.735%, 5/1/2014                                               1,655,687
    3,575,000     (1,2)   Qwest Corp., Note, 9.125%, 3/15/2012                                                3,896,750
    2,725,000     (1,2)   Qwest Services Corp., Inc., Sr. Sub. Note, 13.50%, 12/15/2010                       3,120,125
    925,000       (1,2)   Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                     904,188
                          Total                                                                              17,858,420
                          Total Corporate Bonds (identified cost $333,066,196)                               319,416,017
                          Common Stocks & warrants--0.4%
                          Chemicals--0.0%
    395           (3)     General Chemical Industrial Products, Inc.                                           76,243
    228           (3)     General Chemical Industrial Products, Inc., Warrants                                    0
    169           (3)     General Chemical Industrial Products, Inc., Warrants                                    0
                          Total                                                                                76,243
                          Food & Beverage--0.1%
    27,755                B&G Foods, Inc.                                                                      403,003
                          Industrial - Other--0.1%
    214,806       (1,2,3) ACP Holdings Corp., Warrants                                                         370,540
                          Media - Cable--0.1%
    5,008         (3)     NTL, Inc.                                                                            321,914
                          Media - Non-Cable--0.1%
    1,375         (1,2,)(3Advanstar, Inc., Warrants                                                              27
    2,200         (3)     XM Satellite Radio, Inc., Warrants                                                   150,700
    22,000        (3)     Ziff Davis Media, Inc., Warrants                                                      2,200
                          Total                                                                                152,927
                          Metals & Mining--0.0%
    138,395       (3)     Royal Oak Mines, Inc.                                                                  346
                          Other--0.0%
    469           (1,3)   CVC Claims Litigation LLC                                                               0
                          Packaging--0.0%
    1,000         (1,2,3) Pliant Corp., Warrants                                                                 10
    45,000        (1,3)   Russell Stanley Holdings, Inc.                                                          0
                          Total                                                                                  10
                          Paper--0.0%
    900           (1,2,3) MDP Acquisitions PLC, Warrants                                                       18,450
                          Wireline Communications--0.0%
    16,732        (3)     Viatel Holding (Bermuda) Ltd.                                                         4,769
                          Total Common Stocks (identified cost $11,492,097)                                   1,348,202
                          Preferred Stocks--0.9%
                          Media - Non-Cable--0.5%
    17,550                Primedia, Inc., Exchangeable Pfd. Stock, Series G, $8.62                            1,711,125
    120                   Ziff Davis Media, Inc., PIK Pfd., Series E-1                                         83,100
                          Total                                                                               1,794,225
                          Retailers--0.4%
    1,625                 General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A            1,141,562
                          Total Preferred Stocks (identified cost $3,379,220)                                 2,935,787
                          Repurchase Agreements--2.8%
    9,521,000             Interest in $3,070,000,000 joint repurchase agreement with Barclays
                          Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $9,521,815 on 6/1/2005, collateralized by U.S. Government Agency Obligations  with various maturities to 5/5/2008, collateral market value $3,131,400,678
                          (at amortized cost)                                                                 9,521,000
                          Total Investments--98.6%
                          (identified cost $357,458,513)(5)                                                  333,221,006
                          Other assets and liabilities--net--1.4%                                               4,829,811
                          Total Net assets--100%                                                        $     338,050,817

1    Denotes a restricted security, including securities purchased under
     Rule 144A of the Securities Act 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $74,127,179 which represents 21.9% of total net assets.
2    Denotes a restricted security, including securities purchased under
     Rule 144A that have been deemed liquid by criteria approved by the fund's
     Board of Directors. At May 31, 2005, these securities
     amounted to $74,127,179 which represents 21.9% of total net assets.
3    Non-income producing security.
4    Denotes a zero coupon bond with effective rate at time of purchase.
5    At May 31, 2005, the cost of investments for federal tax purposes was
     $358,368,043. The net unrealized depreciation of investments for federal tax purposes was $25,147,037. This consisits of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,933,599 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,080,636.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

Investment Valuation
Fixed Income, listed corporate bonds, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York
Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of theTrustees.


he following acronyms are used throughout this portfolio:
GTD               --Guaranteed
PIK               --Payment in Kind




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated High Yield Trust

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005